Supplemental Cash Flow Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
Paid interest	€ 219,871	€ 167,752
Income taxes	€ 0	€ 0